Financial Instruments and Risk Management - Financial Instruments at Fair Value (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities	$ (27,000,000)	$ (39,000,000)
Trading inventories measured at fair value less costs to sell	121,000,000	155,000,000
Derivatives | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Net unsettled premiums	12
Derivatives | Natural gas(1) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	33,000,000	31,000,000
Derivatives | Natural gas(1) | FVTPL, held-for-trading
Disclosure Of Financial Assets And Liabilities [Line Items]
Increase (decrease) in financial assets	25,000,000	(4,000,000)
Trading inventories measured at fair value less costs to sell	37,000,000	19,000,000
Derivatives | Crude oil(2) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	8,000,000	11,000,000
Derivatives | Crude oil(2) | FVTPL, held-for-trading
Disclosure Of Financial Assets And Liabilities [Line Items]
Increase (decrease) in financial assets	5,000,000	12,000,000
Trading inventories measured at fair value less costs to sell	84,000,000	136,000,000
Derivatives | Foreign currency forwards | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	0	2,000,000
Derivatives | Crude oil call options | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	(23,000,000)	(2,000,000)
Derivatives | Crude oil put options | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	8,000,000	(4,000,000)
Other financial assets | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	1,000,000	1,000,000
Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	6,100,000,000	5,000,000,000.0
Financial liabilities, at fair value	$ 6,600,000,000	$ 5,300,000,000